Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended					12 Months Ended					12 Months Ended								12 Months Ended										12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Foreign Currency Translation	Dec. 31, 2010 Foreign Currency Translation		Dec. 31, 2009 Foreign Currency Translation	Dec. 31, 2009 Foreign Currency Translation Scenario, Previously Reported	Dec. 31, 2008 Foreign Currency Translation Scenario, Previously Reported	Dec. 31, 2011 ASC 820 Adjustments Pensions	Dec. 31, 2010 ASC 820 Adjustments Pensions	Dec. 31, 2009 ASC 820 Adjustments Pensions	Dec. 31, 2009 ASC 820 Adjustments Pensions Scenario, Previously Reported	Dec. 31, 2008 ASC 820 Adjustments Pensions Scenario, Previously Reported	Dec. 31, 2011 Health Care Benefits	Dec. 31, 2010 Health Care Benefits	Dec. 31, 2009 Health Care Benefits	Dec. 31, 2009 Health Care Benefits Scenario, Previously Reported	Dec. 31, 2008 Health Care Benefits Scenario, Previously Reported	Dec. 31, 2011 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2010 Unrealized Gain (Loss) On Assets Available For Sale		Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale Scenario, Previously Reported	Dec. 31, 2008 Unrealized Gain (Loss) On Assets Available For Sale Scenario, Previously Reported	Dec. 31, 2008 Unrealized Gain (Loss) On Assets Available For Sale Restatement Adjustment ASC 320	Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale Restatement Adjustment ASC 810	Dec. 31, 2011 Unrealized Gain (Loss) On Cash Flow Hedges		Dec. 31, 2010 Unrealized Gain (Loss) On Cash Flow Hedges		Dec. 31, 2009 Unrealized Gain (Loss) On Cash Flow Hedges		Dec. 31, 2009 Unrealized Gain (Loss) On Cash Flow Hedges Scenario, Previously Reported		Dec. 31, 2008 Unrealized Gain (Loss) On Cash Flow Hedges Scenario, Previously Reported		Dec. 31, 2011 Accumulated Other Comprehensive Income		Dec. 31, 2010 Accumulated Other Comprehensive Income		Dec. 31, 2009 Accumulated Other Comprehensive Income	Dec. 31, 2009 Accumulated Other Comprehensive Income Scenario, Previously Reported	Dec. 31, 2008 Accumulated Other Comprehensive Income Scenario, Previously Reported	Dec. 31, 2008 Accumulated Other Comprehensive Income Restatement Adjustment ASC 320	Dec. 31, 2009 Accumulated Other Comprehensive Income Restatement Adjustment ASC 810
Beginning Balance	$ (1,355)						$ (473)	$ (136)		$ (363)	$ (136)	$ (363)	$ (993)	$ (1,002)	$ (956)	$ (1,002)	$ (956)	$ (55)	$ (67)	$ (66)	$ (67)	$ (66)	$ 170	$ (595)		$ (4,729)	$ (619)	$ (4,053)	$ (676)	$ 24	$ (4)	[1]	$ (11)	[1]	$ 37	[1]	$ (11)	[1]	$ 37	[1]	$ (1,355)		$ (1,811)		$ (6,077)	$ (1,835)	$ (5,401)	$ (676)	$ 24
Other comprehensive income, net of tax	(262)		417		930		(178)	(319)		227			(336)	9	(46)			(41)	12	(1)			306	747		762					3	[1]	12	[1]	(16)	[1]					(246)		461		926
Reclassification adjustment	(26)	[2]	(19)	[3]	3,316	[4]		(18)	[5]														(26)	18	[5]	3,348							(5)	[1]	(32)	[1]					(26)	[2]	(5)	[3]	3,316
Total comprehensive income	2,278	[6]	2,975	[7]	3,163	[8]	(178)	(337)		227			(336)	9	(46)			(41)	12	(1)			280	765		4,110					3	[1]	7	[1]	(48)	[1]					(272)		456		4,242
Ending Balance	$ (1,627)		$ (1,355)				$ (651)	$ (473)		$ (136)	$ (136)	$ (363)	$ (1,329)	$ (993)	$ (1,002)	$ (1,002)	$ (956)	$ (96)	$ (55)	$ (67)	$ (67)	$ (66)	$ 450	$ 170		$ (595)	$ (619)	$ (4,053)	$ (676)	$ 24	$ (1)	[1]	$ (4)	[1]	$ (11)	[1]	$ (11)	[1]	$ 37	[1]	$ (1,627)		$ (1,355)		$ (1,811)	$ (1,835)	$ (5,401)	$ (676)	$ 24

[1]	Includes unrealized gain (loss) on foreign currency cash flow hedges of $1 million, $- million and, $(1) million at Dec. 31, 2011, Dec. 31, 2010 and Dec. 31, 2009, respectively.
[2]	Includes $(26) million (after tax) related to net securities gains (losses).
[3]	Includes $(15) million (after tax) related to OTTI, and a $14 million reclassification to retained earnings from other comprehensive income.
[4]	Includes $3,348 million (after tax) related to OTTI that was reclassified to net securities gains (losses) on the income statement.
[5]	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income.
[6]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $2,244 million for the year ended Dec. 31, 2011.
[7]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $2,960 million for the year ended Dec. 31, 2010.
[8]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $3,158 million for the year ended Dec. 31, 2009.